SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
Summary Of Significant Accounting Policies Details 1
Net income (loss) attributable to All For One Media Corp.	$ 157,831	$ (674,576)	$ 584,859	$ (774,106)	$ (4,889,704)	$ (2,283,276)
Add: Interest and derivative expense	892,603		1,338,457
Less: Gain in fair value of derivative liabilities	(1,491,990)		(2,659,618)
Adjusted net income (loss) attributable to All For One Media Corp.	$ (441,556)	$ (674,576)	$ (736,302)	$ (774,106)
Denominator:
Weighted-average shares of common stock	29,137,404	17,734,428	27,578,635	17,125,521	19,465,939	10,367,847
Dilutive effect of convertible instruments	$ 68,905,331		$ 68,905,331
Diluted weighted-average of common stock	98,042,735	17,734,428	96,483,966	17,125,521
Net income (loss) per common share from:
Basic	$ 0.01	$ (0.04)	$ 0.02	$ (0.05)
Diluted	$ 0.00	$ (0.04)	$ (0.01)	$ (0.05)	$ (0.25)	$ (0.22)